Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.38%
Communication Services - 4.52%
AMC Networks, Inc.,
Class A* 109,834 $ 905,032
Eventbrite, Inc., Class A* 633,000 1,595,160
Harte Hanks, Inc.* 8,246 30,593
iHeartMedia, Inc.,
Class A* 331,481 951,350
Playstudios, Inc.* 198,500 191,076
Skillz, Inc.*+ 13,700 109,600
Teads Holding Co.*+ 177,438 292,773
TrueCar, Inc.* 64,500 118,680
Vivid Seats, Inc.,
Class A*+ 5,000 83,100
Zedge, Inc., Class B* 16,700 48,597
4,325,961
Consumer Discretionary - 8.75%
1stdibs.com, Inc.* 110,400 285,936
Allbirds, Inc., Class A*+ 23,831 135,122
AMCON Distributing
Co. 2,180 247,997
American Public
Education, Inc.* 8,393 331,272
Aterian, Inc.* 8,860 9,303
BARK, Inc.* 448,200 372,364
Bassett Furniture
Industries, Inc. 5,998 93,809
Beachbody Co., Inc.
(The)*+ 6,109 35,921
Cato Corp. (The),
Class A 52,610 221,488
Designer Brands, Inc.,
Class A+ 100,000 354,000
Destination XL Group,
Inc.* 97,000 127,070
Duluth Holdings, Inc.,
Class B* 35,000 136,850
Envela Corp.* 25,000 195,250
Fossil Group, Inc.*+ 213,300 548,181
Genesco, Inc.* 13,400 388,466
JAKKS Pacific, Inc. 13,872 259,822
Lulu's Fashion Lounge
Holdings, Inc.* 11,500 54,740
Movado Group, Inc. 101,453 1,924,563
RideNow Group, Inc.,
Class B* 20,227 88,999
Rocky Brands, Inc. 15,400 458,766
Sportsman's Warehouse
Holdings, Inc.* 130,000 360,100
Tile Shop Holdings,
Inc.*+ 4,355 26,348
Universal Electronics,
Inc.* 19,845 92,477
Industry Company Shares Value
Consumer Discretionary (continued)
Zumiez, Inc.*+ 82,639 $ 1,620,551
8,369,395
Consumer Staples - 4.24%
Beauty Health Co. (The)* 715,889 1,424,619
Farmer Bros Co.* 16,300 27,873
Lifevantage Corp.+ 31,906 310,446
Mama's Creations, Inc.*+ 10,000 105,100
Mannatech, Inc.* 23,388 229,670
Medifast, Inc.*+ 40,900 559,103
Natural Alternatives
International, Inc.* 37,000 107,300
Natural Health Trends
Corp. 22,600 101,022
Nu Skin Enterprises,
Inc., Class A 98,000 1,194,620
4,059,753
Energy - 7.16%
Barnwell Industries, Inc.* 70,230 91,299
Berry Corp. 245,700 928,746
DMC Global, Inc.* 124,997 1,056,225
Epsilon Energy, Ltd. 225,397 1,136,001
Evolution Petroleum
Corp. 19,033 91,739
Forum Energy
Technologies, Inc.* 19,239 513,874
Gran Tierra Energy, Inc.* 117,593 511,529
KLX Energy Services
Holdings, Inc.*+ 71,000 136,320
PrimeEnergy Resources
Corp.*+ 2,100 350,763
Ranger Energy Services,
Inc., Class A 139,956 1,964,982
Smart Sand, Inc. 30,618 65,522
6,847,000
Financials - 16.50%
ACRES Commercial
Realty Corp.*+ 3,800 80,408
AG Mortgage Investment
Trust, Inc.+ 104,126 753,872
Atlantic American Corp. 67,991 195,474
Bank of Marin Bancorp 56,766 1,378,279
BCP Investment Corp. 8,500 98,005
C&F Financial Corp. 1,100 73,920
CF Bankshares, Inc. 9,000 215,550
Chemung Financial
Corp. 25,750 1,352,390

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Citizens Community
Bancorp, Inc. 26,599 $ 427,446
Community West
Bancshares 25,771 537,068
Consumer Portfolio
Services, Inc.* 38,859 293,386
Finwise Bancorp*+ 8,152 158,067
First Capital, Inc.+ 1,400 64,120
First Community Corp.+ 7,637 215,516
First Western Financial,
Inc.* 20,831 479,634
FS Bancorp, Inc. 4,471 178,482
FVCBankcorp, Inc. 42,365 549,474
Investar Holding Corp. 16,865 391,437
James River Group
Holdings, Ltd. 55,800 309,690
Manhattan Bridge
Capital, Inc. 15,216 83,992
MVB Financial Corp. 50,100 1,255,506
Oak Valley Bancorp 35,664 1,004,655
Ohio Valley Banc Corp. 1,900 70,262
OP Bancorp 37,050 515,736
Parke Bancorp, Inc. 11,568 249,290
Paysign, Inc.* 88,670 557,734
Peoples Bancorp of
North Carolina, Inc. 7,200 220,752
Primis Financial Corp. 21,170 222,497
Princeton Bancorp, Inc. 16,773 534,052
Security National
Financial Corp.,
Class A*+ 153,502 1,330,862
Siebert Financial Corp.*+ 64,060 187,055
Third Coast Bancshares,
Inc.* 18,124 688,168
Timberland Bancorp, Inc. 23,971 797,755
Virginia National
Bankshares Corp. 8,208 318,553
15,789,087
Health Care - 28.42%
Aclaris Therapeutics,
Inc.* 213,300 405,270
Acumen
Pharmaceuticals, Inc.* 75,000 128,250
Adicet Bio, Inc.* 810,300 656,505
Alto Neuroscience, Inc.* 23,553 94,683
American Shared
Hospital Services* 67,567 189,188
American Well Corp.,
Class A* 72,989 448,882
Avita Medical, Inc.*+ 118,004 603,000
Biote Corp., Class A* 71,053 213,159
Industry Company Shares Value
Health Care (continued)
CareCloud, Inc.* 65,000 $ 208,650
ClearPoint Neuro, Inc.*+ 66,992 1,459,756
Coherus Oncology, Inc.* 130,000 213,200
Contineum Therapeutics,
Inc., Class A*+ 22,380 262,965
Cumberland
Pharmaceuticals, Inc.* 137,268 428,276
Design Therapeutics,
Inc.* 114,700 863,691
Electromed, Inc.* 49,963 1,226,592
Eledon Pharmaceuticals,
Inc.* 33,400 86,506
Eton Pharmaceuticals,
Inc.*+ 96,070 2,087,601
Fennec Pharmaceuticals,
Inc.* 30,700 287,352
FONAR Corp.* 25,500 384,030
Heron Therapeutics,
Inc.*+ 700,000 882,000
ImageneBio, Inc.* 4,258 34,703
Immuneering Corp.,
Class A*+ 60,000 420,000
Inogen, Inc.* 93,551 764,312
Karyopharm
Therapeutics, Inc.*+ 24,873 162,669
Kewaunee Scientific
Corp.* 5,600 238,840
Kezar Life Sciences,
Inc.*+ 41,000 159,900
KORU Medical Systems,
Inc.* 45,305 173,518
Kyverna Therapeutics,
Inc.*+ 112,000 672,000
Lite Strategy, Inc.* 26,869 65,023
Metagenomi, Inc.*+ 127,100 301,227
Nektar Therapeutics* 30,140 1,714,966
Neuphoria Therapeutics,
Inc.* 7,970 93,966
Niagen Bioscience, Inc.* 92,179 860,030
OptimizeRx Corp.*+ 59,029 1,210,095
OraSure Technologies,
Inc.* 354,773 1,138,821
Passage Bio, Inc.* 20,803 166,632
PMV Pharmaceuticals,
Inc.*+ 241,753 338,454
Precision BioSciences,
Inc.*+ 61,901 341,694
Puma Biotechnology,
Inc.* 32,700 173,637
Quipt Home Medical
Corp.* 62,600 163,386
Rigel Pharmaceuticals,
Inc.* 12,520 354,692

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Sagimet Biosciences,
Inc., Class A*+ 244,541 $ 1,677,551
SANUWAVE Health,
Inc.* 22,279 835,017
Seer, Inc.* 608,043 1,319,453
Semler Scientific, Inc.*+ 10,676 320,280
Spectral AI, Inc.*+ 199,000 453,720
TScan Therapeutics,
Inc.* 50,000 91,000
Vanda Pharmaceuticals,
Inc.* 46,100 230,039
Ventyx Biosciences,
Inc.*+ 130,000 404,300
Viemed Healthcare, Inc.* 34,000 230,860
VYNE Therapeutics, Inc.* 76,958 25,781
Whitehawk
Therapeutics, Inc.*+ 215,284 409,040
Zura Bio, Ltd.*+ 117,995 510,918
27,186,080
Industrials - 11.90%
Acme United Corp.+ 12,453 512,815
Art's-Way Manufacturing
Co., Inc.* 5,980 14,890
Avalon Holdings Corp.,
Class A* 10,728 27,976
Byrna Technologies,
Inc.*+ 11,871 263,061
Civeo Corp. 70,400 1,619,200
CPI Aerostructures, Inc.* 4,300 10,836
DLH Holdings Corp.*+ 69,520 392,788
Eastern Co. (The) 3,500 82,110
Forrester Research, Inc.* 119,859 1,270,505
Franklin Covey Co.*+ 52,200 1,013,202
FreightCar America, Inc.* 38,000 371,640
Gencor Industries, Inc.* 22,600 330,638
Greenland Technologies
Holding Corp.* 25,000 33,000
Hudson Technologies,
Inc.* 186,842 1,855,341
L B Foster Co., Class A* 5,500 148,225
Mastech Digital, Inc.* 13,697 104,423
NeoVolta, Inc.*+ 52,200 232,812
Novusterra, Inc.*
∆
#+ 25,745 1,545
Optex Systems
Holdings, Inc.* 11,000 141,790
Orion Group Holdings,
Inc.* 60,000 499,200
Quad/Graphics, Inc. 87,574 548,213
RCM Technologies, Inc.* 2,700 71,685
Resources Connection,
Inc. 101,800 514,090
Industry Company Shares Value
Industrials (continued)
Skillsoft Corp.*+ 31,040 $ 404,141
Star Equity Holdings,
Inc.* 10,958 121,853
Strata Critical Medical,
Inc.* 57,300 289,938
Taylor Devices, Inc.*+ 2,500 122,650
TrueBlue, Inc.* 54,500 334,085
Ultralife Corp.* 8,400 57,288
11,389,940
Information Technology - 12.48%
ACCESS Newswire,
Inc.* 5,268 56,526
Acorn Energy, Inc.* 3,200 91,520
Airgain, Inc.* 11,400 49,476
Airship AI Holdings,
Inc.*+ 122,829 635,026
Astrotech Corp.* 4,700 22,748
Aviat Networks, Inc.* 13,800 316,434
Backblaze, Inc., Class A* 62,000 575,360
Consensus Cloud
Solutions, Inc.* 53,200 1,562,484
CS Disco, Inc.* 193,652 1,250,992
eGain Corp.* 45,900 399,789
Intellicheck, Inc.*+ 53,484 278,117
Kaltura, Inc.* 90,300 130,032
Lantronix, Inc.* 18,600 85,002
Magnachip
Semiconductor Corp.* 417,754 1,307,570
ON24, Inc.* 305,648 1,748,307
Optical Cable Corp.* 20,413 165,754
Phunware, Inc.*+ 50,000 137,500
ReposiTrak, Inc.+ 4,737 70,202
RF Industries, Ltd.* 48,076 395,665
Rimini Street, Inc.* 354,200 1,657,656
Taitron Components,
Inc., Class A 68,200 169,136
Upland Software, Inc.* 105,300 249,561
WM Technology, Inc.* 36,600 42,456
Xperi, Inc.* 83,724 542,531
11,939,844
Materials - 1.84%
American Vanguard
Corp.* 37,800 216,972
Ampco-Pittsburgh Corp.* 35,935 82,291
Core Molding
Technologies, Inc.* 2,201 45,231
Flexible Solutions
International, Inc. 8,600 82,904
Flotek Industries, Inc.*+ 19,600 286,160

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Friedman Industries, Inc. 47,921 $ 1,049,230
1,762,788
Real Estate - 3.12%
Alpine Income Property
Trust, Inc. 37,309 528,669
AMREP Corp.* 22,298 533,368
Clipper Realty, Inc. 3,934 14,949
Douglas Elliman, Inc.* 666,716 1,906,808
2,983,794
Utilities - 0.45%
Hallador Energy Co.* 22,100 432,497
TOTAL COMMON STOCKS - 99.38% 95,086,139
(Cost $79,471,500)
.
Preferred Stock - 0.00%
ClearOne, Inc.,
0.00%
∆
# 3,573 36
TOTAL PREFERRED STOCK - 0.00% 36
(Cost $ — )
.
Rights - 0.00%
AVROBIO, Inc.,
CVR*
∆
#+++ 11,783 —
Enliven Therapeutics,
Inc., CVR*
∆
#+++ 18,900 —
Ikena Oncology, Inc.,
CVR*
∆
#+++ 51,100 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.47%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.04% 450,528
450,528
TOTAL MONEY MARKET FUND - 0.47% 450,528
(Cost $450,528)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 8.81%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.09% 8,427,352
$ 8,427,352
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 8.81% 8,427,352
(Cost $8,427,352)
TOTAL INVESTMENTS
-
108.66%
$ 103,964,055
(Cost $88,349,380)
Liabilities in Excess of Other Assets - (8.66%) (8,288,372)
NET ASSETS - 100.00% $ 95,675,683
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $1,581, which is 0.00% of total net assets.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2025.
^ Rate disclosed as of September 30, 2025.
+ This security or a portion of the security is out on loan as of
September 30, 2025. Total loaned securities had a value of
$18,021,345 as of September 30, 2025.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Industrials $ 11,388,395 $ – $ 1,545 $ 11,389,940
Other Industries (a) 83,696,199 – – 83,696,199
Total Common Stocks 95,084,594 – 1,545 95,086,139
Preferred Stock – – 36 36
Rights – – 0 0
Money Market Fund 450,528 – – 450,528
Investments Purchased With Cash Proceeds From Securities
Lending 8,427,352 – – 8,427,352
TOTAL
$103,962,474 $– $1,581 $103,964,055
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights
Preferred
Stock Total
Balance as of 06/30/2025 $ 515 $ 0 $ – $ 515
Purchases/Issuances – – – –
Sales/Expirations – – – –
Return of Capital – – – –
Realized Gain/(Loss) – – – –
Change in unrealized Appreciation/(Depreciation) 1,030 – 36 1,066
Transfers in – – – –
Transfers out – – – –
Balance as of 09/30/2025 $ 1,545 $ 0 $ 36 $ 1,581
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2025 $ 1,030 $ – $ 36 $ 1,066